Intangible Assets and Goodwill (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Intangible Assets and Goodwill
Intangible assets and goodwill	R$ 5,427,676	R$ 5,538,367	[1]	R$ 4,924,726
Software [member]
Intangible Assets and Goodwill
Weighted average amortization rate	20.00%
Intangible assets and goodwill	R$ 80,722	96,045	[1]	83,414
Customer Portfolio [member]
Intangible Assets and Goodwill
Weighted average amortization rate	8.00%
Intangible assets and goodwill	R$ 823,183	922,105	[1]	928,858
Trademarks [member]
Intangible Assets and Goodwill
Weighted average amortization rate	5.00%
Intangible assets and goodwill	R$ 518,615	546,358	[1]	573,586
Trade Agreement
Intangible Assets and Goodwill
Weighted average amortization rate	8.00%
Intangible assets and goodwill	R$ 218,827	243,495	[1]	0
Platform content production [member]
Intangible Assets and Goodwill
Weighted average amortization rate	33.00%
Intangible assets and goodwill	R$ 48,370	24,294	[1]	23,821	[2]
Other Intangible assets [member]
Intangible Assets and Goodwill
Weighted average amortization rate	33.00%
Intangible assets and goodwill	R$ 7,280	7,281	[1]	6,243
In progress [member]
Intangible Assets and Goodwill
Intangible assets and goodwill	18,958	3,991	[1]	999
Goodwill [member]
Intangible Assets and Goodwill
Intangible assets and goodwill	3,711,721	3,694,798	[1]	R$ 3,307,805	[3]
Cost [member]
Intangible Assets and Goodwill
Intangible assets and goodwill	6,237,063	6,136,432
Cost [member] | Software [member]
Intangible Assets and Goodwill
Intangible assets and goodwill	263,433	247,326
Cost [member] | Customer Portfolio [member]
Intangible Assets and Goodwill
Intangible assets and goodwill	1,201,074	1,197,381
Cost [member] | Trademarks [member]
Intangible Assets and Goodwill
Intangible assets and goodwill	631,582	632,016
Cost [member] | Trade Agreement
Intangible Assets and Goodwill
Intangible assets and goodwill	247,622	247,622
Cost [member] | Platform content production [member]
Intangible Assets and Goodwill
Intangible assets and goodwill	123,251	73,877
Cost [member] | Other Intangible assets [member]
Intangible Assets and Goodwill
Intangible assets and goodwill	39,422	39,421
Cost [member] | In progress [member]
Intangible Assets and Goodwill
Intangible assets and goodwill	18,958	3,991
Cost [member] | Goodwill [member]
Intangible Assets and Goodwill
Intangible assets and goodwill	3,711,721	3,694,798
Accumulated amortization [member]
Intangible Assets and Goodwill
Intangible assets and goodwill	(809,387)	(598,065)
Accumulated amortization [member] | Software [member]
Intangible Assets and Goodwill
Intangible assets and goodwill	(182,711)	(151,281)
Accumulated amortization [member] | Customer Portfolio [member]
Intangible Assets and Goodwill
Intangible assets and goodwill	(377,891)	(275,276)
Accumulated amortization [member] | Trademarks [member]
Intangible Assets and Goodwill
Intangible assets and goodwill	(112,967)	(85,658)
Accumulated amortization [member] | Trade Agreement
Intangible Assets and Goodwill
Intangible assets and goodwill	(28,795)	(4,127)
Accumulated amortization [member] | Platform content production [member]
Intangible Assets and Goodwill
Intangible assets and goodwill	(74,881)	(49,583)
Accumulated amortization [member] | Other Intangible assets [member]
Intangible Assets and Goodwill
Intangible assets and goodwill	(32,142)	(32,140)
Accumulated amortization [member] | In progress [member]
Intangible Assets and Goodwill
Intangible assets and goodwill	0	0
Accumulated amortization [member] | Goodwill [member]
Intangible Assets and Goodwill
Intangible assets and goodwill	R$ 0	R$ 0

[1]	Considers the review of goodwill and intangibles assets of the acquisition of EMME and Redação Nota Mil, acquired during the year 2021.
[2]	Substantially refers to development of the projects related to Plurall Platform. The Company has invested in changes in its digital platform that include “Plurall Digital Transformation” in the amount of R$ 20,808 million, and project related to learning systems, in the amount of R$ 9,509 million.
[3]	The Company recognized R$ 387,074 as goodwill on SEL, Redação Nota 1000, EMME and De Gouges acquisition, see Note 5.